Fair Value Measurements - Schedule of Financial Assets and Liabilities Measured at Fair Value On Recurring Basis (Details) - Evolv Technologies Holdings, Inc. - Recurring Basis - USD ($)
$ in Thousands
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Liabilities:
Liabilities of fair value	$ 21,128	$ 1,001	$ 1
Derivative Liability
Liabilities:
Liabilities of fair value	20,206	1,000
Warrants to purchase common stock
Liabilities:
Liabilities of fair value	922	1	1
Level 3
Liabilities:
Liabilities of fair value	21,128	1,001	1
Level 3 | Derivative Liability
Liabilities:
Liabilities of fair value	20,206	1,000
Level 3 | Warrants to purchase common stock
Liabilities:
Liabilities of fair value	$ 922	$ 1	$ 1